CONSOLIDATED STATEMENTS OF CHANGE IN EQUITY - USD ($) $ in Thousands		iKang's shareholder's equity IPO	iKang's shareholder's equity Green Shoe	iKang's shareholder's equity Shenzhen Hospital Management	iKang's shareholder's equity Shanghai Jianwei Management	iKang's shareholder's equity WA HK	iKang's shareholder's equity iKang Shanghai Gubei	iKang's shareholder's equity	Common IPO	Common Green Shoe	Common	Additional paid-in capital IPO	Additional paid-in capital Green Shoe	Additional paid-in capital Shenzhen Hospital Management	Additional paid-in capital Shanghai Jianwei Management	Additional paid-in capital WA HK	Additional paid-in capital iKang Shanghai Gubei	Additional paid-in capital	Statutory reserve	Accumulated deficit	Accumulated other comprehensive income	Non-controlling Interest Shenzhen Hospital Management	Non-controlling Interest Wuxi iKang	Non-controlling Interest Shanghai Jianwei Management	Non-controlling Interest Beijing Jiandatong	Non-controlling Interest MediFast	Non-controlling Interest WA HK	Non-controlling Interest iKang Shanghai Gubei	Non-controlling Interest Beijing Tianzhikangjian	Non-controlling Interest iKang Yinchuan Ciming	Non-controlling Interest Shandong Ciming Clinics	Non-controlling Interest Xi'an iKang	Non-controlling Interest Guizhou Wishstar	Non-controlling Interest China Physician Alliance	Non-controlling Interest Wuhu iKang	Non-controlling Interest	IPO	Green Shoe	Shenzhen Hospital Management	Wuxi iKang	Beijing Jiandatong	MediFast	WA HK	iKang Shanghai Gubei	Beijing Tianzhikangjian	iKang Yinchuan Ciming	Shandong Ciming Clinics	Xi'an iKang	Guizhou Wishstar	China Physician Alliance	Wuhu iKang	Total
Balance at Mar. 31, 2014								$ (126,957)			$ 61							$ 1,342	$ 5,005	$ (137,129)	$ 3,764															$ 3,818																$ (123,139)
Balance (in shares) at Mar. 31, 2014											6,169,674
Increase (Decrease) in Stockholders' Equity
Provision for statutory reserve																			3,394	(3,394)																																2,738
Conversion of participating convertible redeemable preferred shares to common shares								264,509			$ 208							264,301																																		264,509
Conversion of participating convertible redeemable preferred shares to common shares (in shares)											20,781,515
Share-based compensation expenses								9,153										9,153																																		9,153
Issuance of common shares		$ 132,937	$ 13,399						$ 52	$ 5		$ 132,885	$ 13,394																								$ 132,937	$ 13,399
Issuance of common shares (in shares)									5,215,794	514,556
Issuance of common shares in connection with exercise of options								822			$ 1							821																																		$ 822
Issuance of common shares in connection with exercise of options (in shares)											80,000																																									277,319
Issuance of common shares, to option pool, in connection with share-based compensation arrangement								16			$ 16																																									$ 16
Issuance of common shares, to option pool, in connection with share-based compensation arrangement (in shares)											1,600,000
Addition of non-controlling interest in connection with acquisition																											$ 3,388																$ 3,388
Capital contribution of non-controlling interest holder					$ (50)	$ (1,984)									$ (50)	$ (1,984)								$ 50	$ 58		$ 1,984														$ 58
Dividend distribution to non-controlling interest holder																										$ (387)																$ (387)
Deemed dividend on convertible redeemable preferred shares - accretion of redemption premium																																																				(100)
Net income								27,113												27,113																283																27,396
Foreign currency translation adjustment								172													172															24																196
Balance at Mar. 31, 2015								319,130			$ 343							419,862	8,399	(113,410)	3,936															9,218																328,348
Balance (in shares) at Mar. 31, 2015											34,361,539
Increase (Decrease) in Stockholders' Equity
Provision for statutory reserve																			3,130	(3,130)																																3,394
Share-based compensation expenses								1,949										1,949																																		1,949
Issuance of common shares in connection with exercise of options	[1]							8,035										8,035																																		$ 8,035
Issuance of common shares in connection with exercise of options (in shares)																																																				995,255
Addition of non-controlling interest in connection with acquisition																													$ 5,050	$ 1,613	$ 2,416	$ 3,242		$ 551	$ 182										$ 5,050	$ 1,613	$ 2,416	$ 3,242		$ 551	$ 182	$ 16,767
Capital contribution of non-controlling interest holder																																$ 457	$ 4,446															$ 457	$ 4,446			457
Dividend distribution to non-controlling interest holder																										(57)		$ (557)														(57)		$ (557)								(614)
Settlement of acquisition payable of Shanghai Huajian Health Examination Management Co., Ltd.								7,206										7,202			4																															7,206
Purchase of non-controlling interest							$ (302)										$ (302)											$ (486)	$ (1,178)															$ (788)	$ (1,178)							(1,664)
Net income								18,325												18,325																(1,837)																16,488
Foreign currency translation adjustment								(11,703)													(11,703)															(484)																(12,187)
Unrealized gain (loss) on available-for-sale investment								186													186																															186
Balance at Mar. 31, 2016								342,826			$ 343							436,746	11,529	(98,215)	(7,577)															22,576																365,402
Balance (in shares) at Mar. 31, 2016											34,361,539
Increase (Decrease) in Stockholders' Equity
Provision for statutory reserve																			3,232	(3,232)																																3,232
Share-based compensation expenses								1,941										1,941																																		1,941
Exercise of employee share options	[1]							1,324										1,324																																		$ 1,324
Issuance of common shares in connection with exercise of options (in shares)											10,000																																									274,565
Issuance of common shares, to option pool, in connection with share-based compensation arrangement								4			$ 4																																									$ 4
Issuance of common shares, to option pool, in connection with share-based compensation arrangement (in shares)											350,000
Addition of non-controlling interest in connection with acquisition				$ 3,362										$ 3,362								$ (906)	$ 130																$ 2,456	$ 130
Dividend distribution to non-controlling interest holder																										$ (983)																$ (983)										(983)
Purchase of non-controlling interest																																																				906
Net income								(11,251)												(11,251)																(1,293)																(12,544)
Foreign currency translation adjustment								(18,884)													(18,884)															(1,368)																(20,252)
Unrealized gain (loss) on available-for-sale investment								(161)													(161)																															(161)
Balance at Mar. 31, 2017								$ 312,437			$ 347							$ 436,649	$ 14,761	$ (112,698)	$ (26,622)															$ 19,968																$ 332,405
Balance (in shares) at Mar. 31, 2017											34,721,539

[1]	Shares were previously issued to the option pool.